THE HENLOPEN FUND

                            (THE HENLOPEN FUND LOGO)


                                QUARTERLY REPORT
                                 MARCH 31, 1999

To My Fellow Shareholders:

To paraphrase the Chinese aphorism, stock market participants have been "living in interesting times" during the first quarter of 1999. The investment factors we highlighted in our December letter, negligible inflation, mega-mergers and the Internet phenomenon, continued to propel the major indices higher, despite prolonged market "narrowness" and an excessive valuation of the favored 100 stocks.

For the Quarter ending March 31, 1999, the Fund advanced +1.4%. Our goal is to generate long-term capital appreciation and our 1, 3, and 5 year annualized returns are -1.4%, +16.9% and +19.2%, respectively. Since inception on 12/2/92, the Fund has an annualized return of +19.4%.

In trying to navigate through the investment "fog" we adhere to our strategy of investing in industry-leading companies and search for any under-recognized catalyst in a company's fundamentals. Two actual portfolio holdings might be of interest to our investors, as examples illustrating our investment philosophy.

Tredegar Industries manufactures aluminum extrusions and plastic films. Spun-off from Ethyl Corp. in 1989, Tredegar has undergone extensive asset restructuring and expansion by acquisition to improve its competitive position. These actions have set the stage for above-average revenue and earnings growth while also generating strong free cash flow; this cash flow has been used to repurchase shares and to fund a series of investments in drug discovery and other emerging technologies which we believe will drive future growth.

Montana Power Co. is an integrated electric and gas utility that is transforming itself by selling its generation assets and increasing its focus on telecommunications. In addition to debt repayments and stock repurchases, the bulk of the sale proceeds have been invested in Touch America, it's unregulated, fiber-optic communications network subsidiary. Linking large data customers in 30 western cities through its 10,000-mile fiber-optic network, Touch America should experience rapid earnings growth in 2000 and beyond.

In today's frenetic market, commentators and pundits try to divine the particular by interpreting the general. However, even relevant general comments about markets, currencies, interest rates and industry sectors are of limited use in finding and evaluating specific investment opportunities. Hands on research, independent judgement, a continuous review of assumptions and attention to investment values must be vigorously applied to the construction and management of a growth portfolio. At The Henlopen Fund, we will continue to apply this time-tested approach and are confident we will be justified by the long-term results.

Sincerely yours,

/s/Michael L. Hershey

Michael L. Hershey
President

P.S. The Henlopen Fund is now on the Internet at WWW.HENLOPENFUND.COM.

                       MANAGED BY LANDIS ASSOCIATES, INC.

                               THE HENLOPEN FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

               The Henlopen Fund     S&P 500 Index     Lipper Growth Fund Index
12/2/92        $10,000               $10,000                    $10,000
12/31/92       $10,010               $10,162                    $10,204
3/31/93        $10,821               $10,604                    $10,507
6/30/93        $11,562               $10,654                    $10,661
9/30/93        $12,450               $10,928                    $11,173
12/31/93       $12,999               $11,179                    $11,426
3/31/94        $12,760               $10,758                    $11,084
6/30/94        $12,126               $10,804                    $10,841
9/30/94        $12,853               $11,332                    $11,373
12/31/94       $12,644               $11,330                    $11,246
3/31/95        $13,583               $12,430                    $12,059
6/30/95        $15,494               $13,613                    $13,349
9/30/95        $17,819               $14,692                    $14,563
12/31/95       $17,453               $15,574                    $14,918
3/31/96        $19,233               $16,409                    $15,591
6/30/96        $21,442               $17,144                    $16,107
9/30/96        $21,024               $17,670                    $16,566
12/31/96       $21,182               $19,141                    $17,627
3/31/97        $20,072               $19,658                    $17,468
6/30/97        $22,519               $23,083                    $20,228
9/30/97        $28,095               $24,811                    $22,301
12/31/97       $25,971               $25,524                    $22,450
3/31/98        $31,183               $29,084                    $25,229
6/30/98        $29,902               $30,041                    $25,946
9/30/98        $23,918               $27,058                    $22,985
12/31/98       $30,323               $32,818                    $28,216
3/31/99        $30,744               $34,456                    $29,647

*<F1>assumes equal $10,000 investments made on inception date of December 2, 1992. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                           March 31, 1999 (Unaudited)

                                                         QUOTED
 SHARES                                             MARKET VALUE (B)<F3>
-------                                             ----------------

COMMON STOCKS -- 85.1% (A)<F2>
             AUTO & TRUCK RELATED -- 1.7%
      6,500  General Motors Corp.                     $   564,687
     18,000  Keystone Automotive Industries, Inc.         292,500
                                                      -----------
                                                          857,187
             BASIC RESOURCES -- 6.2%
     10,000  Alcoa Inc.                                   411,880
     20,000  Barrick Gold Corp.                           341,260
     30,000  De Beers Cons Mines - ADR                    568,140
     25,000  Getchell Gold Corp.                          654,700
     70,000  Meridian Gold Inc.                           411,250
     56,000  Royal Gold, Inc.                             224,000
     12,000  The Williams Companies, Inc.                 474,000
                                                      -----------
                                                        3,085,230
             BUSINESS SERVICES -- 4.4%
      2,500  DoubleClick Inc.                             455,157
     24,000  Metamor Worldwide, Inc.                      336,000
     85,000  TeleSpectrum Worldwide Inc.                  727,855
     25,000  Unisys Corp.                                 692,200
                                                      -----------
                                                        2,211,212
             COMMUNICATIONS -- 6.9%
      8,000  AT&T Corp.                                   638,504
      8,000  Comcast Corp. Special Cl A NV                503,504
      7,000  Concentric Network Corp.                     523,250
      6,500  MCI WorldCom Inc.                            575,660
     12,000  Nextel Communications, Inc.                  439,500
     50,000  PairGain Technologies, Inc.                  487,500
     35,000  Tekelec                                      255,955
                                                      -----------
                                                        3,423,873
             COMPUTER SYSTEMS -- 4.3%
      4,000  EMC Corp. (Mass.)                            511,000
     30,000  Sequent Computer Systems, Inc.               271,890
     21,000  Storage Technology Corp.                     585,375
      6,000  Sun Microsystems, Inc.                       750,378
                                                      -----------
                                                        2,118,643
             DISTRIBUTION -- 3.5%
     45,000  American Aircarriers Support, Inc.           405,000
     42,500  D & K Healthcare Resources, Inc.           1,051,875
     12,000  VWR Scientific Products Corp.                270,000
                                                      -----------
                                                        1,726,875
             ENERGY/SERVICES -- 7.2%
     44,000  AstroPower, Inc.                             517,000
     20,000  Montana Power Co.                          1,471,260
     33,000  Nabors Industries, Inc.                      600,204
     36,000  Plains Resources Inc.                        540,000
     10,000  Vastar Resources Inc.                        477,500
                                                      -----------
                                                        3,605,964
             FINANCIAL SERVICES -- 11.4%
     20,000  Allied Capital Corp.                         367,500
      6,000  Bank One Corp.                               330,378
      7,000  CCB Financial Corp.                          378,441
      7,000  First Virginia Banks, Inc.                   319,816
     11,000  Markel Corp.                               1,982,750
      6,000  Net.B@nk, Inc.                               408,000
     80,000  Philadelphia Consolidated
               Holding Corp.                            1,610,000
     10,000  Provident Bankshares Corp.                   261,250
                                                      -----------
                                                        5,658,135
             FOOD & BEVERAGES -- 0.7%
     50,000  WLR Foods, Inc.                              368,750

             HEALTHCARE PRODUCTS -- 7.0%
     30,000  BioTime, Inc.                                480,000
     91,000  Endosonics Corp.                             591,500
    100,000  IGEN International, Inc.                   2,400,000
                                                      -----------
                                                        3,471,500
             LEISURE/ENTERTAINMENT -- 4.1%
     16,000  Action Performance Companies, Inc.           482,000
     50,000  Steiner Leisure Ltd.                       1,537,500
                                                      -----------
                                                        2,019,500
             MISCELLANEOUS MANUFACTURING -- 8.1%
     42,200  AIMGlobal Technologies Co.                   287,028
               (formerly AIM Safety
               Company, Inc.)
     55,000  Arguss Holdings, Inc.                        883,465
     30,000  Harmon Industries, Inc.                      601,890
     16,000  Koala Corp.                                  332,000
     15,000  MotivePower Industries, Inc.                 376,875
     40,000  Quixote Corp.                                455,000
     25,500  Tredegar Industries Inc.                     788,919
     15,000  Westinghouse Air Brake Co.                   313,125
                                                      -----------
                                                        4,038,302
             RETAILING -- 2.3%
      6,000  Circuit City Stores-Circuit
               City Group                                 459,750
     34,000  Hastings Entertainment Inc.                  350,642
     35,000  Value City Dept. Stores Inc.                 341,250
                                                      -----------
                                                        1,151,642
             SEMICONDUCTORS/RELATED -- 3.8%
      8,000  Altera Corp.                                 476,000
     38,000  Applied Science and
               Technology, Inc.                           477,394
     17,000  Conexant Systems, Inc.                       470,696
      4,000  Intel Corp.                                  475,500
                                                      -----------
                                                        1,899,590
             SOFTWARE & RELATED SERVICES -- 9.2%
     40,000  Alydaar Software Corp.                       220,000
     44,000  ANSYS, Inc.                                  302,500
     15,000  Cadence Design Systems, Inc.                 386,250
      9,000  Electronic Data Systems Corp.                438,192
     50,000  Level 8 Systems, Inc.                        393,750
     25,000  Novell, Inc.                                 629,700
     40,000  Open Market, Inc.                            517,520
    150,000  Prism Solutions, Inc.                        295,350
     15,000  Sterling Commerce, Inc.                      461,250
      8,500  Synopsys, Inc.                               456,875
     50,000  Systems & Computer
               Technology Corp.                           500,000
                                                      -----------
                                                        4,601,387
             MISCELLANEOUS TECHNOLOGY -- 1.9%
     20,000  Information Resources
               Engineering, Inc.                          312,500
     35,000  Polycom, Inc.                                656,250
                                                      -----------
                                                          968,750
             TRANSPORTATION -- 2.4%
     19,200  International Shipholding Corp.              240,000
    110,000  RailAmerica, Inc.                            962,500
                                                      -----------
                                                        1,202,500
                                                      -----------
             Total common stocks                       42,409,040


 PRINCIPAL
  AMOUNT
 ---------
SHORT-TERM INVESTMENTS 19.0% (A)<F2>
             VARIABLE RATE DEMAND NOTES
$ 2,400,000  Firstar Bank U.S.A., N.A.               $  2,400,000
  1,532,691  General Mills, Inc.                        1,532,691
  2,400,000  Warner-Lambert Co.                         2,400,000
  2,400,000  Wisconsin Electric Power Co.               2,400,000
    750,000  Wisconsin Corporate Central
               Credit Union                               750,000
                                                      -----------
             Total variable rate
               demand notes                             9,482,691
                                                      -----------
             Total investments                         51,891,731
             Liabilities, less cash and
               receivables (4.1%) (A)<F2>              (2,039,920)
                                                      -----------
                  NET ASSETS                          $49,851,811
                                                      -----------
                                                      -----------
             Net Asset Value Per Share
               (No par value, unlimited shares
               authorized), offering and redemption
               price ($49,851,811 / 2,845,747
               shares outstanding)                         $17.52
                                                           ------
                                                           ------

(a)<F2>  Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.


                               BOARD OF TRUSTEES

          ROBERT J. FAHEY, JR.                        MICHAEL L. HERSHEY
Director of Real Estate Investment Banking    Chairman, Landis Associates, Inc.
Cushman &Wakefield of Pennsylvania, Inc.         Kennett Square, Pennsylvania
       Philadelphia, Pennsylvania

        STEPHEN L. HERSHEY, M.D.                   P. COLEMAN TOWNSEND, JR.
               President,                       President/CEO, Townsends, Inc.
First State Orthopaedic Consultants, P.A.            Wilmington, Delaware
            Newark, Delaware

               Custodian                              Investment Adviser
         FIRSTAR BANK MILWAUKEE                    LANDIS ASSOCIATES, INC.

           Transfer Agent and                      Independent Accountants
       Dividend Disbursing Agent                  PRICEWATERHOUSECOOPERS LLP
          FIRSTAR MUTUAL FUND
             SERVICES, LLC                              Legal Counsel
                                                       FOLEY & LARDNER

                               THE HENLOPEN FUND
                           LONGWOOD CORPORATE CENTER
                                   SUITE 213
                               415 MCFARLAN ROAD
                       KENNETT SQUARE, PENNSYLVANIA 19348
                                 (610-925-0400)
 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.